NET REVENUES - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Accounts Receivable
Opening Balance	¥ 163,094	¥ 65,247	¥ 65,247
Increase/(decrease), net	241,375	97,847
Ending Balance	404,469	163,094	404,469	$ 63,470
Advances from Customers
Opening Balance	117,451	63,456	63,456
Increase/(decrease), net	58,805	53,995
Ending Balance	176,256	117,451	¥ 176,256
Revenue recognized	¥ 117,451	¥ 63,456
MP Service
Contract balance
Maximum term of contract with customer		1 year	1 year	1 year